Intangible assets and goodwill (Details 3 - Textual) R$ in Thousands	12 Months Ended
	Dec. 31, 2023 BRL (R$) NUMBER	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)
Intangible assets and goodwill
Forecast period of financial projections	5 years
Impairment charges recognized of goodwill	R$ 0	R$ 136,723	R$ 0
Amortization of intangible assets acquired in business combinations	64,381	59,532	29,571
Amortization of intangible assets acquired in business combinations recorded in costs of services	52,061	44,043	16,985
Amortization of intangible assets acquired in business combinations recorded in administrative expenses	R$ 12,319	15,489	R$ 12,586
Number of operating and reportable segment | NUMBER	2
SaaS [member]
Intangible assets and goodwill
Impairment charges recognized of goodwill		136,723
Cash-generating units [member]
Intangible assets and goodwill
Impairment loss recognized for intangible asset and goodwill	R$ 0
Cash-generating units [member] | CPaaS [member]
Intangible assets and goodwill
Impairment charges recognized of goodwill		R$ 0